SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT REPORTING

2. SEGMENT REPORTING

New Residential conducts its business through the following segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and loans, (iii) investments in consumer loans, and (iv) corporate. The corporate segment consists primarily of general and administrative expenses, the allocation of management fees by Newcastle until the spin-off on May 15, 2013, and the management fees and incentive compensation owed to the Manager by New Residential following the spin-off.

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended June 30, 2013
Interest income	$10,745	$12,216	$—	$38	$22,999
Interest expense	—	2,651	—	—	2,651

Net interest income	10,745	9,565	—	38	20,348
Impairment	—	3,756	—	—	3,756
Other income	61,960	58	36,164	—	98,182
Operating expenses	34	152	—	5,366	5,552

Net income (loss)	$72,671	$5,715	$36,164	$(5,328)	$109,222

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Six Months Ended June 30, 2013
Interest income	$20,780	$18,372	$—	$38	$39,190
Interest expense	—	3,550	—	—	3,550

Net interest income	20,780	14,822	—	38	35,640
Impairment	—	3,756	—	—	3,756
Other income	64,787	58	36,164	—	101,009
Operating expenses	96	152	1,951	8,397	10,596

Net income (loss)	$85,471	$10,972	$34,213	$(8,359)	$122,297

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
June 30, 2013
Investments	$454,573	$1,792,875	$280,816	$—	$2,528,264
Cash and cash equivalents	—	—	—	209,699	209,699
Other assets	—	4,379	—	100	4,479

Total assets	454,573	1,797,254	280,816	209,799	2,742,442

Debt	—	(1,474,338)	—	—	(1,474,338)
Other liabilities	(67)	(1,734)	—	(20,578)	(22,379)

Total liabilities	(67)	(1,476,072)	—	(20,578)	(1,496,717)

GAAP book value	$454,506	$321,182	$280,816	$189,221	$1,245,725

Investments in equity method investees	$183,153	$—	$280,816	$—	$463,969

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended June 30, 2012
Interest income	$4,479	$—	$—	$—	$4,479
Interest expense	—	—	—	—	—

Net interest income	4,479	—	—	—	4,479
Other income	3,523	—	—	—	3,523
Operating expenses	761	—	—	767	1,528

Net income (loss)	$7,241	$—	$—	$(767)	$6,474

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Six Months Ended June 30, 2012
Interest income	$6,516	$—	$—	$—	$6,516
Interest expense	—	—	—	—	—

Net interest income	6,516	—	—	—	6,516
Other income	4,739	—	—	—	4,739
Operating expenses	1,147	—	—	946	2,093

Net income (loss)	$10,108	$—	$—	$(946)	$9,162

3. SEGMENT REPORTING

New Residential conducts its business through the following segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and (iii) corporate. The corporate segment consists primarily of general and administrative expenses and the allocation of management fees by the stockholder.

In the third quarter of 2012, New Residential changed the composition of its reportable segments to add a real estate securities segment and a corporate segment. Management acquired real estate securities during the third quarter and determined that it should disaggregate corporate expenses from the other segments presented. Segment information for previously reported periods in the accompanying financial statements has been restated to reflect this change to the composition of its segments.

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Year ended December 31, 2012
Interest income	$27,496	$6,263	$—	$33,759
Interest expense	—	704	—	704

Net interest income (expense)	27,496	5,559	—	33,055
Change in fair value of investments in excess mortgage servicing rights	9,023	—	—	9,023
Other income (loss)	8,400	—	—	8,400
Expenses	5,449	—	3,782	9,231

Net Income (Loss)	$39,470	$5,559	$(3,782)	$41,247

December 31, 2012
Total Assets	$245,068	$289,808	$—	$534,876

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Period from December 8, 2011 (Commencement of Operations) through December 31, 2011
Interest income	$1,260	$—	$—	$1,260
Interest expense	—	—	—	—

Net interest income (expense)	1,260	—	—	1,260
Change in fair value of investments in excess mortgage servicing rights	367	—	—	367
Expenses	809	—	104	913

Net Income (Loss)	$818	$—	$(104)	$714

December 31, 2011
Total Assets	$43,791	$—	$—	$43,791